Investments in Associates and Joint Ventures - Summary of Share of Profit or Loss and Other Comprehensive Income of Associates and Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Share of profit/(loss) from investments accounted for using the equity method	€ 17	€ 20	€ 20
Share of other comprehensive income from investments accounted for using the equity method	(7)	22	(3)
Total	10	42	17
Associates [member]
Disclosure of transactions between related parties [line items]
Share of profit/(loss) from investments accounted for using the equity method	482	65	116
Share of other comprehensive income from investments accounted for using the equity method	105	(303)	58
Total	€ 587	€ (238)	€ 174